Fair Value Measurements (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Fair Value Measurements [Line Items]
Aggregate value of Public Warrants	$ 156,639	$ 857,787	$ 652,659
Aggregate value of public warrants	85,388	$ 450,656
Public Warrants [Member]
Fair Value Measurements [Line Items]
Aggregate value of Public Warrants	$ 85,388		$ 355,781